Interest Income and Interest Expense - Schedule of Composition of Interest Income and Inflation-indexing (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Totals	$ 1,773,640	$ 1,739,317	$ 1,646,329
Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	4,994	4,988	6,645
Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	4,361	5,013	5,460
Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	969,673	931,661	941,145
Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	310,297	303,962	247,243
Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	379,165	372,342	360,332
Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	94,653	120,334	78,830
Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	20,131	20,732	10,201
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	(9,634)	(19,715)	(3,527)
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	1,528,612	1,487,381	1,509,566
Hedged of interest [member] | Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	4,996	4,988	6,643
Hedged of interest [member] | Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	4,361	5,013	5,460
Hedged of interest [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	850,212	816,193	872,416
Hedged of interest [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	202,945	196,598	188,094
Hedged of interest [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	379,030	372,148	360,268
Hedged of interest [member] | Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	79,114	101,274	70,556
Hedged of interest [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	17,588	10,882	9,656
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	(9,634)	(19,715)	(3,527)
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	245,028	251,936	136,763
Hedged of inflation adjustments [member] | Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	(2)		2
Hedged of inflation adjustments [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	119,461	115,468	68,729
Hedged of inflation adjustments [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	107,352	107,364	59,149
Hedged of inflation adjustments [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	135	194	64
Hedged of inflation adjustments [member] | Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	15,539	19,060	8,274
Hedged of inflation adjustments [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ 2,543	$ 9,850	$ 545